UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS – 3.2%
$246,267	AFGlobal Corp. 0.000%, 1/25/20201, 2	$247,960
273,611	Alon USA Partners LP 0.000%, 11/13/20181, 2	281,819
500,000	Amaya B.V. (Netherlands) 8.000%, 7/29/20221, 2, 3	506,250
249,372	AqGen Liberty Management I, Inc. 6.500%, 8/30/20201, 2	249,060
1,250,000	Asurion LLC 8.500%, 2/28/20211, 2	1,285,419
487,500	BATS Global Markets Holdings, Inc. 5.000%, 1/31/20201, 2	483,234
496,250	Calceus Acquisition, Inc. 5.000%, 2/1/20201, 2	493,357
250,000	Capital Automotive LP 6.000%, 4/30/20201, 2	256,563
380,517	Cedar Bay Generating Co. LP 6.250%, 4/23/20201, 2	385,273
500,000	Fieldwood Energy LLC 8.375%, 9/30/20201, 2	512,125
228,814	Hilton Worldwide Finance LLC 0.000%, 10/25/20201, 2	228,072
496,746	Hologic, Inc. 3.250%, 8/1/20191, 2	495,330
250,000	Jonah Energy LLC 8.750%, 5/12/20211, 2	251,250
498,741	MacDermid, Inc. 4.000%, 6/7/20201, 2	499,367
238,208	Medpace Holdings, Inc. 5.000%, 4/1/20211, 2	240,292
791,000	Offshore Group Investment Ltd. (Cayman Islands) 5.000%, 10/25/20171, 2, 3	791,297
1,000,000	P2 Lower Acquisition LLC 9.500%, 10/22/20211, 2	1,002,500
	Power Buyer LLC
284,866	4.250%, 5/6/20201, 2	279,525
15,134	4.250%, 5/6/20201, 2	14,850
249,375	Southwire Co. 3.250%, 2/22/20211, 2	248,686
249,373	Spin Holdco, Inc. 4.250%, 11/8/20191, 2	248,477
250,000	TransDigm, Inc. 3.750%, 6/4/20211, 2	248,031

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$460,699	Windsor Financing LLC 6.250%, 12/5/20171, 2	$474,520

	TOTAL BANK LOANS (Cost $9,573,766)	9,723,257

	BONDS – 77.1%
	ASSET-BACKED SECURITIES – 61.4%
2,000,000	Acis CLO 2014-3 Ltd. (Cayman Islands) 2.738%, 2/1/20261, 2, 4	1,903,662
1,250,000	Apidos CDO IV (Cayman Islands) 3.835%, 10/27/20181, 2	1,224,263
	Apidos CLO XIV (Cayman Islands)
2,240,000	3.734%, 4/15/20251, 2, 4	2,158,919
2,000,000	5.484%, 4/15/20251, 2, 4	1,771,294
	Apidos CLO XV (Cayman Islands)
3,250,000	3.484%, 10/20/20251, 2, 4	3,085,088
1,000,000	5.734%, 10/20/20251, 2, 4	899,590
3,000,000	Atrium CDO Corp. (Cayman Islands) 6.233%, 10/23/20221, 2, 4	2,999,298
	Atrium IX (Cayman Islands)
5,000,000	0.000%, 2/28/20242	5,034,110
2,500,000	5.229%, 2/28/20241, 2, 4	2,347,232
2,000,000	Atrium X (Cayman Islands) 3.733%, 7/16/20251, 2, 4	1,934,930
500,000	Avalon IV Capital Ltd. (Cayman Islands) 5.833%, 4/17/20231, 2, 4	499,898
73,449	Babson CLO Ltd. 2005-III (Cayman Islands) 0.473%, 11/10/20191, 4	73,193
1,000,000	Babson CLO Ltd. 2012-II (Cayman Islands) 4.474%, 5/15/20231, 2, 4	1,001,984
1,508,152	Babson CLO, Inc. 2005-I (Cayman Islands) 0.524%, 4/15/20191, 2, 4	1,503,881
3,000,000	BlueMountain CLO 2013-2 Ltd. (Cayman Islands) 3.782%, 1/22/20251, 2, 4	2,893,728
5,000,000	BlueMountain CLO Ltd. (Cayman Islands) 5.975%, 8/16/20221, 2, 4	5,007,335
1,500,000	Carlyle Global Market Strategies CLO 2011-1 Ltd. (Cayman Islands) 5.973%, 8/10/20211, 2, 4	1,458,121
1,000,000	Catamaran CLO 2012-1 Ltd. (Cayman Islands) 5.481%, 12/20/20231, 2, 4	959,472
2,650,000	Catamaran CLO 2014-1 Ltd. (Cayman Islands) 4.705%, 4/20/20261, 2, 4	2,350,386
1,750,000	CIFC Funding Ltd. (Cayman Islands) 7.239%, 8/14/20241, 4	1,745,313

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Dryden 30 Senior Loan Fund (Cayman Islands)
$1,000,000	3.424%, 11/15/20251, 2, 4	$946,211
1,500,000	5.224%, 11/15/20251, 2, 4	1,397,852
875,000	5.724%, 11/15/20251, 2, 4	787,204
	Dryden Senior Loan Fund (Cayman Islands)
1,850,000	4.234%, 1/15/20221, 2, 4	1,868,950
3,000,000	5.434%, 1/15/20221, 2, 4	2,967,819
	Dryden XXIII Senior Loan Fund (Cayman Islands)
3,000,000	7.234%, 7/17/20231, 2, 4	3,000,000
2,000,000	7.234%, 7/17/20231, 2, 4	1,987,600
4,000,000	Dryden XXIV Senior Loan Fund (Cayman Islands) 6.124%, 11/15/20231, 2, 4	3,987,284
1,000,000	Dryden XXV Senior Loan Fund (Cayman Islands) 5.734%, 1/15/20251, 2, 4	967,537
	Flatiron CLO 2013-1 Ltd. (Cayman Islands)
1,250,000	5.133%, 1/17/20261, 2, 4	1,161,809
500,000	5.583%, 1/17/20261, 2, 4	443,476
	Flatiron CLO 2014-1 Ltd. (Cayman Islands)
1,000,000	3.536%, 7/17/20261, 2, 4	948,677
1,000,000	5.236%, 7/17/20261, 2, 4	933,236
1,000,000	Flatiron CLO Ltd. (Cayman Islands) 5.734%, 10/25/20241, 2, 4	981,149
900,000	Fraser Sullivan CLO VII Ltd. (Cayman Islands) 4.234%, 4/20/20231, 2, 4	897,434
1,500,000	Greywolf CLO II Ltd. (Cayman Islands) 4.064%, 4/15/20251, 2, 4	1,471,729
	Greywolf CLO III Ltd. (Cayman Islands)
1,500,000	3.827%, 4/22/20261, 2, 4	1,451,250
1,250,000	5.327%, 4/22/20261, 2, 4	1,161,324
500,000	5.977%, 4/22/20261, 2, 4	459,130
	Highbridge Loan Management 2013-2 Ltd. (Cayman Islands)
4,000,000	0.000%, 10/20/20242, 4	3,420,000
2,000,000	6.034%, 10/20/20241, 2, 4	1,807,376
1,000,000	ING IM CLO 2012-1 Ltd. (Cayman Islands) 6.731%, 3/14/20221, 2, 4	1,000,576
2,000,000	ING IM CLO 2013-2 Ltd. (Cayman Islands) 3.734%, 4/25/20251, 2, 4	1,925,028
	Jamestown CLO I Ltd. (Cayman Islands)
500,000	4.223%, 11/5/20241, 2, 4	496,856
3,700,000	5.723%, 11/5/20241, 2, 4	3,594,879
1,000,000	Jamestown CLO III Ltd. (Cayman Islands) 3.534%, 1/15/20261, 2, 4	945,270
2,000,000	Jamestown CLO IV Ltd. (Cayman Islands) 3.734%, 7/15/20261, 2, 4	1,893,902

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Madison Park Funding XIV Ltd. (Cayman Islands)
$4,500,000	4.789%, 7/20/20261, 4	$4,050,000
750,000	4.789%, 7/20/20261, 4	662,550
10,150,000	Marathon CLO IV Ltd. (Cayman Islands) 5.979%, 5/20/20231, 2, 4	9,973,969
4,500,000	Marine Park CLO Ltd. (Cayman Islands) 5.976%, 5/18/20231, 2, 4	4,427,046
2,000,000	Mountain View CLO 2013-1 Ltd. (Cayman Islands) 4.734%, 4/12/20241, 2, 4	1,792,172
4,000,000	Mountain View CLO II Ltd. (Cayman Islands) 0.634%, 1/12/20211, 2, 4	3,826,372
2,000,000	Mountain View Funding CLO 2006-1 Ltd. (Cayman Islands) 4.634%, 4/15/20191, 2, 4	1,944,578
2,000,000	Neuberger Berman CLO XII Ltd. (Cayman Islands) 6.484%, 7/25/20231, 4	2,000,000
1,000,000	Neuberger Berman CLO XV (Cayman Islands) 4.834%, 10/15/20251, 2, 4	902,490
1,750,000	Neuberger Berman CLO XVI Ltd. (Cayman Islands) 3.584%, 4/15/20261, 2, 4	1,648,911
	Neuberger Berman CLO XVII Ltd. (Cayman Islands)
2,000,000	3.781%, 8/4/20251, 2, 4	1,895,400
4,125,000	4.981%, 8/4/20251, 2, 4	3,708,787
	OCP CLO 2012-1 Ltd. (Cayman Islands)
3,000,000	3.730%, 3/22/20231, 2, 4	3,007,404
1,400,000	5.730%, 3/22/20231, 2, 4	1,365,241
3,000,000	OHA Loan Funding 2013-1 Ltd. (Cayman Islands) 3.833%, 7/23/20251, 2, 4	2,913,189
1,250,000	OZLM Funding III Ltd. (Cayman Islands) 5.232%, 1/22/20251, 2, 4	1,153,036
1,250,000	OZLM Funding IV Ltd. (Cayman Islands) 3.432%, 7/22/20251, 2, 4	1,168,696
	OZLM Funding Ltd. (Cayman Islands)
3,350,000	6.332%, 7/22/20231, 2, 4	3,348,660
2,000,000	4.586%, 10/30/20231, 2, 4	2,008,052
1,000,000	5.536%, 10/30/20231, 2, 4	952,285
1,500,000	OZLM Funding V Ltd. (Cayman Islands) 3.733%, 1/17/20261, 2, 4	1,428,020
2,000,000	OZLM VI Ltd. (Cayman Islands) 3.730%, 4/17/20261, 2, 4	1,900,260
	OZLM VII Ltd. (Cayman Islands)
2,000,000	3.855%, 7/17/20261, 2, 4	1,906,290
2,500,000	6.155%, 7/17/20261, 2, 4	2,195,022
2,000,000	Race Point V CLO Ltd. (Cayman Islands) 6.231%, 12/15/20221, 2, 4	2,012,364

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$8,082,210	Sapphire Valley CDO I Ltd. (Cayman Islands) 0.504%, 12/15/20221, 2, 4	$7,974,975
1,750,000	Sudbury Mill CLO Ltd. (Cayman Islands) 3.733%, 1/17/20261, 2, 4	1,669,099
1,350,000	Symphony CLO VII Ltd. (Cayman Islands) 3.435%, 7/28/20211, 2, 4	1,351,256
2,250,000	Symphony CLO X Ltd. (Cayman Islands) 5.483%, 7/23/20231, 2, 4	2,256,196
	TICP CLO II Ltd. (Cayman Islands)
1,000,000	4.734%, 7/26/20261, 2, 4	931,680
1,000,000	4.734%, 7/26/20261, 2, 4	889,650
2,100,000	Venture CDO Ltd. (Cayman Islands) 6.725%, 11/14/20221, 2	2,105,189
2,000,000	Venture XVI CLO Ltd. (Cayman Islands) 3.818%, 4/15/20261, 2, 4	1,891,692
	West CLO 2013-1 Ltd. (Cayman Islands)
3,250,000	0.000%, 11/7/20252, 4	3,041,688
1,250,000	5.123%, 11/7/20251, 2, 4	1,141,221
	West CLO 2014-1 Ltd. (Cayman Islands)
14,000,000	0.000%, 7/18/20262, 4	12,740,000
3,000,000	3.683%, 7/18/20261, 2, 4	2,819,460
1,750,000	5.133%, 7/18/20261, 2, 4	1,585,150

	TOTAL ASSET-BACKED SECURITIES (Cost $184,631,121)	186,343,305

	CORPORATE – 15.7%
	BASIC MATERIALS – 0.6%
125,000	B2Gold Corp. (Canada) 3.250%, 10/1/20183, 4, 5, 6	129,219
250,000	Hexion U.S. Finance Corp. 6.625%, 4/15/20202	260,000
96,000	Horsehead Holding Corp. 3.800%, 7/1/20175, 6	136,200
500,000	INEOS Group Holdings S.A. (Luxembourg) 6.125%, 8/15/20182, 3, 4	506,875
400,000	PetroLogistics LP / PetroLogistics Finance Corp. 6.250%, 4/1/20202	440,500
126,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20143, 5, 6	126,315
157,000	Stillwater Mining Co. 1.750%, 10/15/20322, 5, 6	234,518
		1,833,627

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS – 1.2%
$156,000	Blucora, Inc. 4.250%, 4/1/20192, 4, 5, 6	$163,215
128,000	Ciena Corp. 4.000%, 12/15/20205, 6	167,760
194,000	Ctrip.com International Ltd. (Cayman Islands) 1.250%, 10/15/20183, 4, 5, 6	213,036
600,000	Goodman Networks, Inc. 12.125%, 7/1/20182	651,000
130,000	HomeAway, Inc. 0.125%, 4/1/20194, 5, 6	127,644
54,000	Palo Alto Networks, Inc. 0.000%, 7/1/20194, 5, 6	55,080
159,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/20183, 4, 5, 6	178,676
139,000	SINA Corp. (Cayman Islands) 1.000%, 12/1/20183, 4, 5, 6	128,488
107,000	SouFun Holdings Ltd. (Cayman Islands) 2.000%, 12/15/20183, 4, 5, 6	103,656
500,000	T-Mobile USA, Inc. 6.464%, 4/28/20192	522,500
250,000	Univision Communications, Inc. 6.875%, 5/15/20192, 4	263,125
179,000	VeriSign, Inc. 3.250%, 8/15/20375	296,245
146,000	Vipshop Holdings Ltd. (Cayman Islands) 1.500%, 3/15/20193, 5, 6	183,595
180,000	WebMD Health Corp. 1.500%, 12/1/20204, 5, 6	204,863
127,000	Yahoo!, Inc. 0.000%, 12/1/20184, 5, 6	128,667
187,000	Yandex N.V. (Netherlands) 1.125%, 12/15/20183, 4, 5, 6	169,352
		3,556,902
	CONSUMER, CYCLICAL – 0.8%
52,000	Callaway Golf Co. 3.750%, 8/15/20192, 5, 6	60,613
200,000	Carmike Cinemas, Inc. 7.375%, 5/15/20192	215,750
53,000	Ezcorp, Inc. 2.125%, 6/15/20194, 5, 6	47,932
126,000	Iconix Brand Group, Inc. 2.500%, 6/1/20165, 6	180,495

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$87,000	KB Home 1.375%, 2/1/20192, 5, 6	$84,553
101,000	Meritage Homes Corp. 1.875%, 9/15/20322, 5, 6	104,598
134,000	Meritor, Inc. 7.875%, 3/1/20262, 5, 6	212,893
163,000	Navistar International Corp. 4.500%, 10/15/20184, 5, 6	166,769
83,000	Ryland Group, Inc. 1.625%, 5/15/20185, 6	100,689
278,000	Tesla Motors, Inc. 1.250%, 3/1/20215, 6	261,146
750,000	WCI Communities, Inc. 6.875%, 8/15/20212	770,625
79,000	WESCO International, Inc. 6.000%, 9/15/20292, 5	221,200
		2,427,263
	CONSUMER, NON-CYCLICAL – 2.9%
300,000	Acadia Healthcare Co., Inc. 6.125%, 3/15/20212	316,500
63,000	Albany Molecular Research, Inc. 2.250%, 11/15/20184, 5, 6	87,058
45,000	AMAG Pharmaceuticals, Inc. 2.500%, 2/15/20195, 6	46,575
1,000,000	APX Group, Inc. 6.375%, 12/1/20192	1,005,000
77,000	Ascent Capital Group, Inc. 4.000%, 7/15/20205, 6	70,696
250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.875%, 11/15/20172	259,375
250,000	Biomet, Inc. 6.500%, 10/1/20202	266,305
2,500,000	Cenveo Corp. 6.000%, 8/1/20192, 4	2,431,250
86,000	Chiquita Brands International, Inc. 4.250%, 8/15/20165	86,376
71,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20175	152,916
500,000	HCA, Inc. 6.500%, 2/15/2020	544,375
165,000	Illumina, Inc. 0.000%, 6/15/20194, 5, 6	164,794

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$129,000	Incyte Corp. 1.250%, 11/15/20204, 5, 6	$156,009
250,000	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/20212, 4	268,750
75,000	Live Nation Entertainment, Inc. 2.500%, 5/15/20194, 5	77,156
145,000	Medicines Co. 1.375%, 6/1/20175, 6	159,863
250,000	Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20202	268,125
	PHH Corp.
67,000	6.000%, 6/15/20175	132,870
250,000	7.375%, 9/1/2019	276,250
250,000	Salix Pharmaceuticals Ltd. 6.000%, 1/15/20212, 4	261,875
112,000	ServiceSource International, Inc. 1.500%, 8/1/20184, 5, 6	96,810
82,000	Spectranetics Corp. 2.625%, 6/1/20342, 5	92,301
77,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/20184, 5, 6	75,556
88,000	TAL Education Group (Cayman Islands) 2.500%, 5/15/20193, 4, 5, 6	114,180
250,000	Tenet Healthcare Corp. 5.000%, 3/1/20194	246,875
110,000	Theravance, Inc. 2.125%, 1/15/20235, 6	117,975
400,000	United Rentals North America, Inc. 5.750%, 7/15/20182	418,000
	Valeant Pharmaceuticals International, Inc. (Canada)
250,000	6.750%, 8/15/20182, 3, 4	261,875
250,000	7.500%, 7/15/20212, 3, 4	270,938
89,000	Wright Medical Group, Inc. 2.000%, 8/15/20175, 6	121,318
		8,847,946
	ENERGY – 2.7%
73,000	Alon USA Energy, Inc. 3.000%, 9/15/20184, 5, 6	81,897
350,000	American Energy-Permian Basin LLC / AEPB Finance Corp. 7.125%, 11/1/20202, 4	338,187
750,000	Antero Resources Finance Corp. 6.000%, 12/1/20202	785,625

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$500,000	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 9.250%, 8/15/20212	$541,250
250,000	Bill Barrett Corp. 7.625%, 10/1/20192	264,375
66,000	BPZ Resources, Inc. 8.500%, 10/1/20175, 6	72,683
350,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/20202	380,625
93,000	Emerald Oil, Inc. 2.000%, 4/1/20194, 5, 6	98,813
69,000	Green Plains, Inc. 3.250%, 10/1/20184, 5, 6	129,763
750,000	Halcon Resources Corp. 9.750%, 7/15/20202	802,500
85,000	JinkoSolar Holding Co., Ltd. (Cayman Islands) 4.000%, 2/1/20193, 4, 5, 6	80,219
250,000	Legacy Reserves LP / Legacy Reserves Finance Corp. 8.000%, 12/1/20202	267,500
165,000	Newpark Resources, Inc. 4.000%, 10/1/20175, 6	218,212
750,000	Oasis Petroleum, Inc. 6.875%, 3/15/20222, 4	815,625
250,000	Penn Virginia Corp. 8.500%, 5/1/20202	278,125
2,013,000	QR Energy LP / QRE Finance Corp. LLC 9.250%, 8/1/20202	2,314,950
250,000	RKI Exploration & Production LLC / RKI Finance Corp. 8.500%, 8/1/20212, 4	268,750
186,000	SolarCity Corp. 2.750%, 11/1/20185, 6	260,400
250,000	Ultra Petroleum Corp. (Canada) 5.750%, 12/15/20182, 3, 4	260,625
80,000	Vantage Drilling Co. (Cayman Islands) 5.500%, 7/15/20432, 3, 4, 5, 6	86,800
		8,346,924
	FINANCIAL – 1.9%
500,000	Aircastle Ltd. (Bermuda) 4.625%, 12/15/20183	510,000
99,000	American Residential Properties OP LP 3.250%, 11/15/20184, 5, 6	104,631
43,000	AmTrust Financial Services, Inc. 5.500%, 12/15/20215, 6	72,831

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$300,000	CNO Financial Group, Inc. 6.375%, 10/1/20202, 4	$321,750
250,000	E*TRADE Financial Corp. 6.375%, 11/15/20192	266,250
187,000	Encore Capital Group, Inc. 3.000%, 7/1/20205, 6	209,557
350,000	Fly Leasing Ltd. (Bermuda) 6.750%, 12/15/20202, 3	371,000
189,000	Forest City Enterprises, Inc. 4.250%, 8/15/20185, 6	211,208
99,000	Forestar Group, Inc. 3.750%, 3/1/20205, 6	106,734
800,000	International Lease Finance Corp. 8.750%, 3/15/2017	909,500
67,000	Jefferies Group LLC 3.875%, 11/1/20292, 5	71,732
72,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20205, 6	70,020
184,000	MGIC Investment Corp. 9.000%, 4/1/20634, 5, 6	238,280
500,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/20182	497,500
136,000	Portfolio Recovery Associates, Inc. 3.000%, 8/1/20204, 5, 6	160,480
350,000	Provident Funding Associates LP / PFG Finance Corp. 6.750%, 6/15/20212, 4	349,125
64,000	Radian Group, Inc. 2.250%, 3/1/20195, 6	85,440
89,000	Starwood Waypoint Residential Trust 3.000%, 7/1/20194, 5, 6	90,280
850,000	Stearns Holdings, Inc. 9.375%, 8/15/20202, 4	892,500
231,000	Walter Investment Management Corp. 4.500%, 11/1/20195, 6	214,252
		5,753,070
	INDUSTRIAL – 3.5%
81,000	Aegean Marine Petroleum Network, Inc. (Marshall Islands) 4.000%, 11/1/20183, 5, 6	80,443
4,500,000	Alliant Techsystems, Inc. 6.875%, 9/15/20202	4,792,500
750,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.250%, 1/31/20192, 3, 4	750,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$3,500,000	B/E Aerospace, Inc. 5.250%, 4/1/20222	$3,810,625
152,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20183, 5, 6	219,925
125,000	Exopack Holding Corp. 10.000%, 6/1/20182, 4	135,111
53,000	Fluidigm Corp. 2.750%, 2/1/20342, 5, 6	49,389
217,000	General Cable Corp. 4.500%, 11/15/20291, 5, 6	198,555
250,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/20212	263,125
75,000	TTM Technologies, Inc. 1.750%, 12/15/20205, 6	77,719
88,000	UTi Worldwide, Inc. (Virgin Islands (British)) 4.500%, 3/1/20193, 4, 5, 6	91,630
94,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20424, 5, 6	125,314
		10,594,336
	TECHNOLOGY – 1.6%
111,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20204, 5, 6	126,679
500,000	BMC Software Finance, Inc. 8.125%, 7/15/20212, 4	500,000
108,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20175, 6	123,795
70,000	Cornerstone OnDemand, Inc. 1.500%, 7/1/20185, 6	76,387
139,000	Dealertrack Technologies, Inc. 1.500%, 3/15/20175, 6	167,147
93,000	GT Advanced Technologies, Inc. 3.000%, 12/15/20205, 6	129,909
250,000	iGATE Corp. 4.750%, 4/15/20192, 4	250,625
500,000	Infor US, Inc. 9.375%, 4/1/20192	548,125
123,000	Medidata Solutions, Inc. 1.000%, 8/1/20184, 5, 6	134,916
133,000	Microchip Technology, Inc. 2.125%, 12/15/20375	235,410
	Micron Technology, Inc.
1,000,000	5.500%, 2/1/20252, 4	997,500

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$71,000	3.000%, 11/15/20432, 5, 6	$87,552
94,000	Novellus Systems, Inc. 2.625%, 5/15/20415, 6	196,754
63,000	Proofpoint, Inc. 1.250%, 12/15/20184, 5, 6	72,608
108,000	SanDisk Corp. 1.500%, 8/15/20175, 6	197,572
114,000	ServiceNow, Inc. 0.000%, 11/1/20184, 5, 6	122,977
117,000	Spansion LLC 2.000%, 9/1/20204, 5, 6	178,498
154,000	SunEdison, Inc. 2.750%, 1/1/20214, 5, 6	241,684
147,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20165, 6	193,581
140,000	Workday, Inc. 1.500%, 7/15/20205, 6	178,675
		4,760,394
	UTILITIES – 0.5%
300,000	AES Corp. 3.229%, 6/1/20191, 2	299,250
500,000	Calpine Corp. 6.000%, 1/15/20222, 4	530,000
3,119	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 2, 5, 6	200,201
400,000	GenOn Energy, Inc. 9.500%, 10/15/2018	420,000
		1,449,451
	TOTAL CORPORATE (Cost $46,310,627)	47,569,913

	TOTAL BONDS (Cost $230,941,748)	233,913,218

Number of Shares

	COMMON STOCKS – 5.1%
	BASIC MATERIALS – 0.1%
2,501	Hi-Crush Partners LP6	152,986
2,695	U.S. Silica Holdings, Inc.6	151,513
		304,499

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS – 0.2%
1,524	F5 Networks, Inc.*6	$171,587
44,878	RF Micro Devices, Inc.*	500,839
2,369	Textura Corp.*6	59,154
		731,580
	CONSUMER, CYCLICAL – 0.9%
19,540	Beacon Roofing Supply, Inc.*6	540,086
24,378	Finish Line, Inc. - Class A6	640,898
11,266	Mobile Mini, Inc.6	425,404
29,576	Pier 1 Imports, Inc.6	445,414
5,800	Skechers U.S.A., Inc. - Class A*	302,586
10,509	Winnebago Industries, Inc.*6	246,961
		2,601,349
	CONSUMER, NON-CYCLICAL – 1.5%
9,228	Abaxis, Inc.6	437,499
17,357	Air Methods Corp.*6	872,189
12,374	Euronet Worldwide, Inc.*6	619,195
27,347	KAR Auction Services, Inc.6	801,541
6,703	Kroger Co.6	328,313
14,180	Pilgrim's Pride Corp.*6	396,473
19,306	Quanta Services, Inc.*6	646,558
5,103	Ritchie Bros Auctioneers, Inc. (Canada)3, 6	123,595
3,812	Sanderson Farms, Inc.6	347,235
		4,572,598
	ENERGY – 0.2%
34,728	Emerald Oil, Inc.*6	254,903
42,197	Halcon Resources Corp.*6	251,072
11,900	Penn Virginia Corp.*6	154,938
		660,913
	FINANCIAL – 0.1%
244	Affiliated Managers Group, Inc.*	48,617
11,400	Summit Hotel Properties, Inc. - REIT6	117,078
		165,695
	INDUSTRIAL – 1.5%
24,421	ArcBest Corp.6	774,878
9,817	Benchmark Electronics, Inc.*6	237,081
967	Clean Harbors, Inc.*6	55,728
8,981	Con-way, Inc.6	443,212
7,020	Drew Industries, Inc.6	315,900
3,352	Eagle Materials, Inc.6	304,429
4,723	EnerSys6	299,580
38,897	Jabil Circuit, Inc.6	776,384

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
966	Martin Marietta Materials, Inc.6	$120,006
22,311	NCI Building Systems, Inc.*6	373,932
10,903	Roadrunner Transportation Systems, Inc.*6	274,102
7,255	Rogers Corp.*6	416,147
		4,391,379
	TECHNOLOGY – 0.6%
39,575	Atmel Corp.*6	324,515
16,581	Radware Ltd. (Israel)*3, 6	271,763
7,725	Skyworks Solutions, Inc.6	392,121
26,616	Teradyne, Inc.6	484,943
19,421	Ultratech, Inc.*6	459,889
		1,933,231
	TOTAL COMMON STOCKS (Cost $15,193,067)	15,361,244

	PREFERRED STOCKS – 1.3%
	BASIC MATERIALS – 0.0%
4,723	ArcelorMittal (Luxembourg) 6.000%, 1/15/20163, 5	108,393

	COMMUNICATIONS – 0.0%
229	Iridium Communications, Inc. 6.750%, 12/31/20495	74,084

	CONSUMER, CYCLICAL – 0.0%
2,286	Continental Airlines Finance Trust II 6.000%, 11/15/20302, 5, 6	112,942

	CONSUMER, NON-CYCLICAL – 0.4%
438	Alere, Inc. 3.000%, 12/31/20495, 6	146,045
2,503	Bunge Ltd. (Bermuda) 4.875%, 12/31/20493, 5, 6	266,307
130	HealthSouth Corp. 6.500%, 12/31/20495	176,832
1,116	Omnicare Capital Trust II 4.000%, 6/15/20332, 5	85,731
1,197	Post Holdings, Inc. 3.750%, 12/31/20494, 5, 6	129,013
219	Tyson Foods, Inc. 4.750%, 7/15/20175	10,643
200	Universal Corp. 6.750%, 12/31/20492, 5, 6	243,645
		1,058,216

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY – 0.4%
207	Chesapeake Energy Corp. 5.750%, 12/31/20494, 5, 6	$247,106
989	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20493, 5	252,813
1,859	Goodrich Petroleum Corp. 5.375%, 12/31/20495, 6	91,100
2,678	McDermott International, Inc. (Panama) 6.250%, 4/1/20173, 5, 6	68,744
1,741	Penn Virginia Corp. 6.000%, 12/31/20494, 5, 6	174,971
	Sanchez Energy Corp.
2,818	4.875%, 12/31/20495, 6	223,327
768	6.500%, 12/31/20495, 6	64,612
779	SandRidge Energy, Inc. 7.000%, 12/31/20495, 6	79,458
		1,202,131
	FINANCIAL – 0.5%
7,122	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20495, 6	197,101
2,825	AMG Capital Trust II 5.150%, 10/15/20375	178,681
137	Bank of America Corp. 7.250%, 12/31/20495, 6	158,174
519	EPR Properties 5.750%, 12/31/20495, 6	11,815
3,551	Health Care REIT, Inc. 6.500%, 12/31/20495, 6	207,148
3,796	iStar Financial, Inc. 4.500%, 12/31/20492, 5, 6	241,236
1,358	KeyCorp 7.750%, 12/31/20495, 6	180,274
65	OFG Bancorp (Puerto Rico) 8.750%, 12/31/20493, 5, 6	98,833
1,358	Ramco-Gershenson Properties Trust 7.250%, 12/31/20495, 6	83,517
44	Wells Fargo & Co. 7.500%, 12/31/20495, 6	53,196
135	Wintrust Financial Corp. 5.000%, 12/31/20495, 6	166,506
		1,576,481
	TOTAL PREFERRED STOCKS (Cost $3,649,605)	4,132,247

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 0.1%
10,000	PowerShares Buyback Achievers Portfolio	$441,700

	TOTAL EXCHANGE-TRADED FUNDS (Cost $304,400)	441,700

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.2%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	Applied Micro Circuits Corp.
127	Exercise Price: $10.00, Expiration Date: September 20, 2014	2,857
	ArcBest Corp.
76	Exercise Price: $42.00, Expiration Date: September 20, 2014	2,090
	Arrow Electronics, Inc.
25	Exercise Price: $60.00, Expiration Date: August 16, 2014	875
	Beacon Roofing Supply, Inc.
39	Exercise Price: $30.00, Expiration Date: August 16, 2014	‒
	Benchmark Electronics, Inc.
64	Exercise Price: $25.00, Expiration Date: August 16, 2014	1,120
	Con-way, Inc.
25	Exercise Price: $47.50, Expiration Date: August 16, 2014	5,625
13	Exercise Price: $50.00, Expiration Date: August 16, 2014	813
	Conn's, Inc.
102	Exercise Price: $55.00, Expiration Date: October 18, 2014	6,120
	Del Frisco's Restaurant Group, Inc.
9	Exercise Price: $25.00, Expiration Date: August 16, 2014	‒
	Eagle Materials, Inc.
25	Exercise Price: $92.50, Expiration Date: August 16, 2014	3,500
	F5 Networks, Inc.
13	Exercise Price: $110.00, Expiration Date: August 16, 2014	5,330
13	Exercise Price: $111.00, Expiration Date: August 16, 2014	4,485
	KAR Auction Services, Inc.
38	Exercise Price: $30.00, Expiration Date: August 16, 2014	2,470
	Lions Gate Entertainment Corp.
64	Exercise Price: $26.00, Expiration Date: September 20, 2014	33,600
	Martin Marietta Materials, Inc.
19	Exercise Price: $130.00, Expiration Date: August 16, 2014	1,235
	Mobile Mini, Inc.
58	Exercise Price: $45.00, Expiration Date: August 16, 2014	‒
	Pilgrim's Pride Corp.
64	Exercise Price: $30.00, Expiration Date: August 16, 2014	1,600
	Rogers Corp.
25	Exercise Price: $60.00, Expiration Date: August 16, 2014	1,063
	Teradyne, Inc.
210	Exercise Price: $20.00, Expiration Date: August 16, 2014	‒

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	Textura Corp.
52	Exercise Price: $25.00, Expiration Date: August 16, 2014	$8,190
	Ultratech, Inc.
39	Exercise Price: $25.00, Expiration Date: August 16, 2014	1,267
	USG Corp.
38	Exercise Price: $28.00, Expiration Date: August 16, 2014	665
		82,905
	TOTAL CALL OPTIONS (Cost $172,546)	82,905

	PUT OPTIONS – 0.2%
	EQUITY – 0.2%
	Brooks Automation, Inc.
64	Exercise Price: $10.00, Expiration Date: October 18, 2014	2,880
	CARBO Ceramics, Inc.
32	Exercise Price: $140.00, Expiration Date: August 16, 2014	49,760
6	Exercise Price: $145.00, Expiration Date: August 16, 2014	11,970
	Emerge Energy Services LP
19	Exercise Price: $110.00, Expiration Date: August 16, 2014	13,015
13	Exercise Price: $115.00, Expiration Date: August 16, 2014	13,780
3	Exercise Price: $105.00, Expiration Date: September 20, 2014	1,950
	iShares 7-10 Year Treasury Bond ETF
100	Exercise Price: $102.00, Expiration Date: September 20, 2014	5,250
100	Exercise Price: $103.00, Expiration Date: September 20, 2014	10,000
	iShares iBoxx $High Yield Corporate Bond ETF
3,000	Exercise Price: $92.00, Expiration Date: August 16, 2014	195,000
1,000	Exercise Price: $90.00, Expiration Date: September 20, 2014	80,000
	iShares iBoxx $Investment Grade Corporate Bond ETF
100	Exercise Price: $117.00, Expiration Date: September 20, 2014	7,750
	JDS Uniphase Corp.
129	Exercise Price: $11.00, Expiration Date: September 20, 2014	3,999
	Lattice Semiconductor Corp.
85	Exercise Price: $7.50, Expiration Date: August 16, 2014	6,375
	Mobile Mini, Inc.
3	Exercise Price: $45.00, Expiration Date: August 16, 2014	1,875
	Nu Skin Enterprises, Inc. - Class A
12	Exercise Price: $70.00, Expiration Date: August 16, 2014	13,680
	Polaris Industries, Inc.
45	Exercise Price: $130.00, Expiration Date: August 16, 2014	450
	Power Integrations, Inc.
13	Exercise Price: $50.00, Expiration Date: August 16, 2014	358
	Qlik Technologies, Inc.
70	Exercise Price: $21.00, Expiration Date: August 16, 2014	‒

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Quanta Services, Inc.
13	Exercise Price: $35.00, Expiration Date: August 16, 2014	$2,178
	SPDR S&P 500 ETF Trust
38	Exercise Price: $194.00, Expiration Date: August 16, 2014	10,032
64	Exercise Price: $196.50, Expiration Date: August 16, 2014	25,600
19	Exercise Price: $197.00, Expiration Date: August 16, 2014	8,160
	Tempur Sealy International, Inc.
13	Exercise Price: $55.00, Expiration Date: August 16, 2014	1,885
		465,947
	TOTAL PUT OPTIONS (Cost $332,360)	465,947

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $504,906)	548,852

	TOTAL INVESTMENTS – 87.0% (Cost $260,167,492)	264,120,518
	Other Assets in Excess of Liabilities – 13.0%	39,307,437

	TOTAL NET ASSETS – 100.0%	$303,427,955

Principal Amount

	SECURITIES SOLD SHORT – (18.8)%
	BONDS – (9.9)%
	CORPORATE – (4.0)%
	BASIC MATERIALS – (0.2)%
$(500,000)	Alcoa, Inc. 6.150%, 8/15/2020	(551,117)

	COMMUNICATIONS – (0.1)%
(500,000)	Affinion Group, Inc. 7.875%, 12/15/20182	(443,750)

	CONSUMER, CYCLICAL – (0.9)%
(500,000)	Interface, Inc. 7.625%, 12/1/20182	(526,250)
(1,300,000)	Perry Ellis International, Inc. 7.875%, 4/1/20192	(1,339,000)
(1,000,000)	Petco Holdings, Inc. 8.500%, 10/15/20172, 4	(1,012,500)
		(2,877,750)
	CONSUMER, NON-CYCLICAL – (2.0)%
(500,000)	ADT Corp. 6.250%, 10/15/2021	(518,750)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$(1,000,000)	BI-LO LLC / BI-LO Finance Corp. 8.625%, 9/15/20182, 4	$(1,017,500)
(2,500,000)	Cenveo Corp. 11.500%, 5/15/20172	(2,662,500)
(1,000,000)	ConvaTec Finance International S.A. (Luxembourg) 8.250%, 1/15/20192, 3, 4	(1,022,500)
(500,000)	DJO Finance LLC / DJO Finance Corp. 7.750%, 4/15/20182	(517,500)
(250,000)	HealthSouth Corp. 5.750%, 11/1/20242	(262,500)
		(6,001,250)
	INDUSTRIAL – (0.3)%
(1,000,000)	Associated Materials LLC / AMH New Finance, Inc. 9.125%, 11/1/20172	(998,750)

	TECHNOLOGY – (0.1)%
(250,000)	SunGard Data Systems, Inc. 6.625%, 11/1/20192	(257,500)

	UTILITIES – (0.4)%
(1,000,000)	Calpine Corp. 7.875%, 1/15/20232, 4	(1,092,500)

	TOTAL CORPORATE (Proceeds $12,217,382)	(12,222,617)

	MORTGAGE-BACKED SECURITIES – (1.8)%
(5,000,000)	Fannie Mae Pool 4.000%, 8/15/20407	(5,256,250)

	TOTAL MORTGAGE-BACKED SECURITIES (Proceeds $5,262,500)	(5,256,250)

	U.S. GOVERNMENT – (4.1)%
(12,500,000)	United States Treasury Note 0.250%, 9/30/2015	(12,511,963)

	TOTAL U.S. GOVERNMENT (Proceeds $12,471,679)	(12,511,963)

	TOTAL BONDS (Proceeds $29,951,561)	(29,990,830)

Number of Shares

	COMMON STOCKS – (5.1)%
	BASIC MATERIALS – (0.1)%
(4,981)	ArcelorMittal (Luxembourg)3	(75,761)
(18,162)	B2Gold Corp. (Canada)*3	(47,040)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BASIC MATERIALS (Continued)
(5,042)	Horsehead Holding Corp.*	$(94,437)
(164)	Sesa Sterlite Ltd. - ADR (India)3	(3,086)
(10,610)	Stillwater Mining Co.*	(189,919)
		(410,243)
	COMMUNICATIONS – (0.4)%
(4,106)	Blucora, Inc.*	(70,089)
(3,453)	Ciena Corp.*	(67,437)
(1,469)	Ctrip.com International Ltd. - ADR (China)*3	(94,060)
(1,327)	HomeAway, Inc.*	(46,074)
(6,651)	Iridium Communications, Inc.*	(54,405)
(299)	Palo Alto Networks, Inc.*	(24,177)
(860)	Qihoo 360 Technology Co., Ltd. - ADR (China)*3	(78,389)
(322)	SINA Corp. (China)*3	(15,582)
(2,600)	SouFun Holdings Ltd. - ADR (China)3	(29,822)
(334)	Time Warner Cable, Inc.	(48,463)
(1,317)	Time Warner, Inc.	(109,337)
(166)	Time, Inc.*	(4,001)
(4,613)	VeriSign, Inc.*	(249,333)
(490)	Vipshop Holdings Ltd. - ADR (China)*3	(100,715)
(2,517)	WebMD Health Corp.*	(125,422)
(1,027)	Yahoo!, Inc.*	(36,777)
(1,908)	Yandex N.V. - Class A (Netherlands)*3	(57,774)
		(1,211,857)
	CONSUMER, CYCLICAL – (1.4)%
(9,539)	ANN, Inc.*	(350,558)
(5,732)	Big Lots, Inc.	(250,775)
(4,888)	Callaway Golf Co.	(37,149)
(15,309)	Chico's FAS, Inc.	(242,035)
(1,767)	Ezcorp, Inc. - Class A*	(17,299)
(12,272)	Hibbett Sports, Inc.*	(612,495)
(3,448)	Iconix Brand Group, Inc.*	(145,609)
(1,337)	KB Home	(21,793)
(657)	Meritage Homes Corp.*	(25,163)
(8,456)	Meritor, Inc.*	(106,292)
(1,377)	Navistar International Corp.*	(48,429)
(5,394)	Nu Skin Enterprises, Inc. - Class A	(316,574)
(1,815)	Ryland Group, Inc.	(58,261)
(5,800)	Skechers U.S.A., Inc. - Class A*	(302,586)
(3,028)	Steven Madden Ltd.*	(96,442)
(475)	Tesla Motors, Inc.*	(106,068)
(12,730)	Thor Industries, Inc.	(674,308)
(6,105)	Tiffany & Co.	(595,909)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(501)	United Continental Holdings, Inc.*	$(23,241)
(2,655)	WESCO International, Inc.*	(208,391)
		(4,239,377)
	CONSUMER, NON-CYCLICAL – (0.8)%
(3,298)	Albany Molecular Research, Inc.*	(62,794)
(1,892)	Alere, Inc.*	(75,680)
(1,080)	AMAG Pharmaceuticals, Inc.*	(20,617)
(442)	Ascent Capital Group, Inc. - Class A*	(27,395)
(1,558)	Bunge Ltd.3	(122,833)
(396)	Chiquita Brands International, Inc.*	(3,798)
(2,207)	Cubist Pharmaceuticals, Inc.*	(134,406)
(1,039)	Emerge Energy Services LP	(110,820)
(20,545)	Hanger, Inc.*	(650,249)
(2,427)	HealthSouth Corp.	(93,027)
(342)	Illumina, Inc.*	(54,689)
(1,794)	Incyte Corp.*	(85,341)
(1,102)	Live Nation Entertainment, Inc.*	(25,577)
(3,109)	Medicines Co.*	(72,657)
(1,299)	Omnicare, Inc.	(81,188)
(4,543)	PHH Corp.*	(106,079)
(2,187)	Post Holdings, Inc.*	(98,240)
(1,866)	ServiceSource International, Inc.*	(8,266)
(1,655)	Spectranetics Corp.*	(42,451)
(4,463)	Spectrum Pharmaceuticals, Inc.*	(31,420)
(2,503)	TAL Education Group - ADR (China)*3	(73,713)
(223)	Theravance Biopharma, Inc. (Cayman Islands)*3	(6,251)
(2,971)	Theravance, Inc.	(64,471)
(44)	Tyson Foods, Inc. - Class A	(1,637)
(2,857)	Universal Corp.	(148,364)
(2,764)	Wright Medical Group, Inc.*	(85,186)
		(2,287,149)
	DIVERSIFIED – 0.0%
(148)	Leucadia National Corp.	(3,657)

	ENERGY – (0.6)%
(3,480)	Alon USA Energy, Inc.	(44,718)
(10,195)	BPZ Resources, Inc.*	(26,711)
(578)	CARBO Ceramics, Inc.	(71,984)
(4,801)	Chesapeake Energy Corp.	(126,602)
(6,158)	Emerald Oil, Inc.*	(45,200)
(6,046)	Energy XXI Bermuda Ltd. (Bermuda)3	(120,678)
(1,918)	Goodrich Petroleum Corp.*	(36,941)
(2,893)	Green Plains, Inc.	(108,459)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(909)	JinkoSolar Holding Co., Ltd. - ADR (China)*3	$(22,507)
(6,759)	McDermott International, Inc.*3	(49,341)
(11,152)	Newpark Resources, Inc.*	(136,389)
(19,874)	Penn Virginia Corp.*	(258,759)
(12,055)	Primoris Services Corp.	(287,873)
(7,118)	Sanchez Energy Corp.*	(225,783)
(7,406)	SandRidge Energy, Inc.*	(44,140)
(2,158)	SolarCity Corp.*	(154,362)
(18,420)	Vantage Drilling Co.*3	(34,445)
		(1,794,892)
	FINANCIAL – (0.6)%
(482)	Affiliated Managers Group, Inc.*	(96,038)
(873)	Alexandria Real Estate Equities, Inc. - REIT	(68,618)
(2,939)	American Residential Properties, Inc. - REIT*	(53,255)
(1,315)	AmTrust Financial Services, Inc.	(56,072)
(137)	Bank of America Corp.	(2,089)
(2,803)	Credit Acceptance Corp.*	(318,771)
(3,243)	Encore Capital Group, Inc.*	(137,763)
(120)	EPR Properties - REIT	(6,468)
(3,533)	Forest City Enterprises, Inc. - Class A*	(67,728)
(2,860)	Forestar Group, Inc.*	(53,482)
(2,116)	Health Care REIT, Inc. - REIT	(134,641)
(12,890)	iStar Financial, Inc. - REIT*	(185,358)
(1,426)	KeyCorp	(19,308)
(5,233)	Meadowbrook Insurance Group, Inc.	(31,555)
(1)	MetLife, Inc.	(53)
(2,729)	MGIC Investment Corp.*	(20,167)
(4,735)	OFG Bancorp (Puerto Rico)3	(75,571)
(1,469)	Portfolio Recovery Associates, Inc.*	(86,612)
(4,555)	Radian Group, Inc.	(57,666)
(3,270)	Ramco-Gershenson Properties Trust - REIT	(54,282)
(1,221)	Starwood Waypoint Residential Trust - REIT*	(32,100)
(1,989)	Walter Investment Management Corp.*	(54,857)
(9)	Wells Fargo & Co.	(458)
(2,741)	Wintrust Financial Corp.	(126,990)
		(1,739,902)
	INDUSTRIAL – (0.2)%
(3,406)	Aegean Marine Petroleum Network, Inc. (Greece)3	(32,084)
(13,249)	Cemex S.A.B. de C.V. - ADR (Mexico)*3	(166,407)
(551)	Fluidigm Corp.*	(15,775)
(3,342)	General Cable Corp.	(74,293)
(1,573)	Regal-Beloit Corp.	(110,566)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(1,818)	Saia, Inc.*	$(82,992)
(5,513)	TTM Technologies, Inc.*	(41,403)
(3,703)	UTi Worldwide, Inc.*3	(35,030)
(6,845)	Vishay Intertechnology, Inc.	(100,827)
		(659,377)
	TECHNOLOGY – (1.0)%
(4,733)	Allscripts Healthcare Solutions, Inc.*	(75,350)
(2,444)	Bottomline Technologies de, Inc.*	(69,190)
(13,671)	Brooks Automation, Inc.	(139,171)
(11,821)	Callidus Software, Inc.*	(126,721)
(764)	Cornerstone OnDemand, Inc.*	(31,966)
(16,869)	Dealertrack Technologies, Inc.*	(633,768)
(6,371)	GT Advanced Technologies, Inc.*	(88,175)
(5,169)	Jack Henry & Associates, Inc.	(301,611)
(2,409)	Lam Research Corp.	(168,630)
(26,789)	Maxwell Technologies, Inc.*	(291,464)
(1,275)	Medidata Solutions, Inc.*	(57,171)
(4,818)	Microchip Technology, Inc.	(216,906)
(2,045)	Micron Technology, Inc.*	(62,475)
(1,114)	Proofpoint, Inc.*	(39,291)
(1,928)	SanDisk Corp.	(176,817)
(969)	ServiceNow, Inc.*	(56,977)
(6,925)	Spansion, Inc. - Class A*	(131,367)
(9,053)	SunEdison, Inc.*	(181,060)
(945)	Synaptics, Inc.*	(68,257)
(5,466)	Take-Two Interactive Software, Inc.*	(122,329)
(1,276)	Workday, Inc. - Class A*	(106,980)
		(3,145,676)
	TOTAL COMMON STOCKS (Proceeds $14,840,553)	(15,492,130)

	EXCHANGE-TRADED FUNDS – (3.8)%
(7,522)	Consumer Staples Select Sector SPDR Fund	(324,273)
(15,070)	Industrial Select Sector SPDR Fund	(780,626)
(80,000)	iShares iBoxx $High Yield Corporate Bond ETF	(7,395,200)
(9,629)	Market Vectors Semiconductor ETF	(469,510)
(4,153)	Materials Select Sector SPDR Fund	(202,043)
(1,888)	Powershares QQQ Trust Series 1	(179,417)
(1,881)	SPDR S&P MidCap 400 ETF Trust	(468,614)
(39,836)	Technology Select Sector SPDR Fund	(1,553,206)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $11,266,634)	(11,372,889)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	TOTAL SECURITIES SOLD SHORT (Proceeds $56,058,748)	$(56,855,849)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	ArcBest Corp.
(25)	Exercise Price: $46.00, Expiration Date: September 20, 2014	$(562)
(51)	Exercise Price: $47.00, Expiration Date: September 20, 2014	‒
	Conn's, Inc.
(102)	Exercise Price: $65.00, Expiration Date: October 18, 2014	(2,805)
	F5 Networks, Inc.
(13)	Exercise Price: $116.00, Expiration Date: August 16, 2014	(1,658)
(13)	Exercise Price: $120.00, Expiration Date: August 16, 2014	(617)
	Lions Gate Entertainment Corp.
(64)	Exercise Price: $30.00, Expiration Date: September 20, 2014	(13,120)
	Martin Marietta Materials, Inc.
(19)	Exercise Price: $140.00, Expiration Date: August 16, 2014	(285)
	Quanta Services, Inc.
(91)	Exercise Price: $37.00, Expiration Date: August 16, 2014	(364)
(65)	Exercise Price: $39.00, Expiration Date: August 16, 2014	(325)
	RF Micro Devices, Inc.
(64)	Exercise Price: $10.00, Expiration Date: November 22, 2014	(11,520)
(32)	Exercise Price: $11.00, Expiration Date: November 22, 2014	(3,920)
	Skyworks Solutions, Inc.
(19)	Exercise Price: $48.00, Expiration Date: August 16, 2014	(5,985)
(25)	Exercise Price: $49.00, Expiration Date: August 16, 2014	(6,063)
(38)	Exercise Price: $50.00, Expiration Date: August 16, 2014	(6,650)
	Tempur Sealy International, Inc.
(63)	Exercise Price: $65.00, Expiration Date: August 16, 2014	(315)
	U.S. Silica Holdings, Inc.
(25)	Exercise Price: $60.00, Expiration Date: September 20, 2014	(4,063)
(1)	Exercise Price: $65.00, Expiration Date: December 20, 2014	(247)
		(58,499)
	TOTAL CALL OPTIONS (Proceeds $75,425)	(58,499)

	PUT OPTIONS – (0.1)%
	EQUITY – (0.1)%
	CARBO Ceramics, Inc.
(32)	Exercise Price: $125.00, Expiration Date: August 16, 2014	(12,480)
(6)	Exercise Price: $135.00, Expiration Date: August 16, 2014	(6,240)
	Emerge Energy Services LP
(13)	Exercise Price: $105.00, Expiration Date: August 16, 2014	(5,135)
(3)	Exercise Price: $90.00, Expiration Date: September 20, 2014	(585)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	iShares iBoxx $High Yield Corporate Bond ETF
(4,000)	Exercise Price: $87.00, Expiration Date: September 20, 2014	$(160,000)
	iShares iBoxx $Investment Grade Corporate Bond ETF
(100)	Exercise Price: $112.00, Expiration Date: September 20, 2014	(1,750)
	SPDR S&P 500 ETF Trust
(19)	Exercise Price: $193.00, Expiration Date: August 16, 2014	(4,266)
		(190,456)
	TOTAL PUT OPTIONS (Proceeds $251,735)	(190,456)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $327,160)	$(248,955)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Variable, floating or step rate security.
2	Callable.
3	Foreign security denominated in U.S. Dollars.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	Convertible security.
6	All or a portion of this security is segregated as collateral for securities sold short.
7	To-be-announced security.

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
	Pay/a					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
AK Steel Corp.	Pay	5.00%	9/20/19	$	$1,000,000	$15,000	$(37,897)
Alcoa, Inc.	Pay	1.00	9/20/19		1,500,000	24,762	10,582
Markit CDX NA
High Yield Series 20 Index	Pay	5.00	6/20/18		2,475,000	(169,538)	(42,508)
High Yield Series 22 Index	Receive	5.00	6/20/19		2,475,000	173,922	7,774
High Yield Series 22 Index	Pay	5.00	6/20/19		2,475,000	(175,230)	(6,466)
Staples, Inc.	Pay	1.00	9/20/19		1,500,000	100,759	(63)
SunGard Data Systems, Inc.	Receive	5.00	6/20/19		1,500,000	141,018	10,297
SUPERVALU, Inc.	Pay	5.00	6/20/19		1,000,000	(54,059)	(42,901)
Talisman Energy, Inc.	Pay	1.00	9/20/19		1,500,000	(2,961)	(3,684)
United States Steel Corp.	Pay	5.00	9/20/19		1,000,000	(36,700)	(47,601)
TOTAL SWAP CONTRACTS						$16,973	$(152,467)

a
If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

SWAPTIONS CONTRACTS
INTEREST RATE SWAPTIONS CONTRACTS
	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16	$	$100,000	$4,260	$196
TOTAL INTEREST RATE SWAPTIONS CONTRACTS							$4,260	$196

INTEREST RATE CAP OPTIONS CONTRACTS
	Floating	Pay/Receive
Counterparty/	Rate	Floating	Cap	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Call - OTC 2 Year	USD-LIBOR-BBA	Receive	0.48538	10/15/15	$	$12,500,000	$46,250	$11,979
TOTAL INTEREST RATE CAP OPTIONS CONTRACTS							$46,250	$11,979

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value At	Value At	Appreciation
Long (Short)	Description	Date	Trade Date	July 31, 2014	(Depreciation)
(35)	5-Year U.S. Treasury Note (CBT)	September 2014	$(4,176,945)	$(4,159,258)	$17,687
TOTAL FUTURES CONTRACTS			$(4,176,945)	$(4,159,258)	$17,687

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund may also enter into the purchase or sale of related caps, floors and collars.  The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date.  Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks.  For example, interest rate swaps may be offset with "caps," "floors" or "collars".  A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount.  A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount.  A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

(e) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(f) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(g) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.  Periodic payments received or paid by the Fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(h) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the Fund is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund is recorded as an asset on the Fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Note 3 – Federal Income Taxes
At July 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$260,548,977

Gross unrealized appreciation	$5,863,076
Gross unrealized (depreciation)	(2,291,535)
Net unrealized appreciation on investments	$3,571,541

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$9,723,257	$-	$9,723,257
Bonds**	-	233,913,218	-	233,913,218
Common Stocks**	15,361,244	-	-	15,361,244
Preferred Stocks**	-	4,132,247	-	4,132,247
Exchange Traded Funds	441,700	-	-	441,700
Purchased Options Contracts	548,852	-	-	548,852
Total	$16,351,796	$247,768,722	$-	$264,120,518

Liabilities
Bonds**	$-	$29,990,830	$-	$29,990,830
Common Stocks**	15,492,130	-	-	15,492,130
Exchange Traded Funds	11,372,889	-	-	11,372,889
Written Options Contracts	248,955	-	-	248,955
Total	$27,113,974	$29,990,830	$-	$57,104,804

Other Financial Instruments***
Credit Default Swap Contracts	$-	$(152,467)	$-	$(152,467)
Interest Rate Swaptions Contracts	-	196	-	196
Interest Rate Cap Options Contracts	-	11,979	-	11,979
Futures Contracts	17,687	-	-	17,687
Total	$17,687	$(140,292)	$-	$(122,605)

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2014 (Unaudited)

*	The Fund did not hold any Level 3 securities at period end.
**
All bonds and preferred stocks held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments

***
Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/2014